STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (UNAUDITED) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 5,420	$ 59	$ 3,160,748	$ (4,366,772)	$ (1,200,545)
Ending balance, shares at Dec. 31, 2018	541,965,449	5,909,000
Preferred Stock Conversion to Common Stock	$ 2,710	$ (3)	(2,707)		0
Preferred Stock Conversion to Common Stock, shares	271,000,000	(271,000)
Common Stock Issued for Compensation	$ 51		290,049		290,100
Common Stock Issued for Compensation, shares	5,100,000
Common Stock Issued in Exchange for Trademark	$ 5		59,245		59,250
Common Stock Issued in Exchange for Trademark, shares	500,000
Common Stock Issued for Sponsorship Agreements	$ 3		34,387		34,390
Common Stock Issued for Sponsorship Agreements, shares	262,500
Shares of Stock Cancelled	$ (649)	$ (6)	(185,846)		(186,502)
Shares of Stock Cancelled, shares	(64,860,346)	(650,000)
Common Stock Issued in Exchange for Services	$ 100		799,900		800,000
Common Stock Issued in Exchange for Services, shares	10,000,000
Net Income (loss)				(1,787,669)	(1,787,669)
Ending balance, value at Dec. 31, 2019	$ 7,640	$ 50	4,155,777	(6,154,441)	(1,990,976)
Ending balance, shares at Dec. 31, 2019	763,967,603	4,988,000
Common Stock Issued for Compensation	$ (51)		(290,049)		(290,100)
Beginning balance, value at Dec. 31, 2019	$ 7,640	$ 50	4,155,777	(6,154,441)	(1,990,976)
Ending balance, shares at Dec. 31, 2019	763,967,603	4,988,000
Common Stock Issued for Compensation	$ 50		318,450		318,500
Common Stock Issued for Compensation, shares	5,000,000
Ending balance, value at Mar. 31, 2020	$ 7,690	$ 50	4,474,227	(7,187,564)	(2,705,599)
Ending balance, shares at Mar. 31, 2020	768,967,603	4,988,000
Common Stock Issued for Compensation	$ (50)		(318,450)		(318,500)
Net Income (loss)				(1,033,123)	(1,033,123)
Beginning balance, value at Dec. 31, 2019	$ 7,640	$ 50	4,155,777	(6,154,441)	(1,990,976)
Ending balance, shares at Dec. 31, 2019	763,967,603	4,988,000
Net Income (loss)					(1,661,850)
Ending balance, value at Jun. 30, 2020	$ 7,741	$ 50	4,915,819	(8,254,484)	(3,330,876)
Ending balance, shares at Jun. 30, 2020	774,052,603	4,988,000
Beginning balance, value at Dec. 31, 2019	$ 7,640	$ 50	4,155,777	(6,154,441)	(1,990,976)
Ending balance, shares at Dec. 31, 2019	763,967,603	4,988,000
Preferred Stock Conversion to Common Stock	$ 40	$ (40)
Preferred Stock Conversion to Common Stock, shares	4,000,000	(4,000,000)
Common Stock Issued for Compensation	$ 100		475,900		476,000
Common Stock Issued for Compensation, shares	10,000,000
Common Stock Issued for Sponsorship Agreements	$ 1		2,577		2,578
Common Stock Issued for Sponsorship Agreements, shares	85,000
Net Income (loss)				(3,125,595)	(3,125,595)
Warrants related to convertible note			281,565		281,565
Common Stock Conversion to Preferred Stock	$ (0)	$ 0
Common Stock Conversion to Preferred Stock, shares	(140)	140
Accrued Common Stock Issues for Compensation	$ 0		2		2
Accrued Common Stock Issues for Compensation, Shares	140
Common Stock Issued for Conversion of Convertible Debt	$ 83		112,191		112,274
Common Stock Issued for Conversion of Convertible Debt, shares	8,255,438
Ending balance, value at Dec. 31, 2020	$ 7,863	$ 10	5,028,012	(9,280,036)	(4,244,151)
Ending balance, shares at Dec. 31, 2020	786,308,041	988,140
Common Stock Issued for Compensation	$ (100)		(475,900)		(476,000)
Beginning balance, value at Mar. 31, 2020	$ 7,690	$ 50	4,474,227	(7,187,564)	(2,705,599)
Ending balance, shares at Mar. 31, 2020	768,967,603	4,988,000
Common Stock Issued for Compensation	$ (50)		(157,450)		(157,500)
Common Stock Issued for Compensation, shares	5,000,000
Common Stock Issued for Sponsorship Agreements	$ 1		2,577		2,578
Common Stock Issued for Sponsorship Agreements, shares	85,000
Net Income (loss)					(1,066,920)
Warrants related to convertible note			281,565		281,565
Ending balance, value at Jun. 30, 2020	$ 7,741	$ 50	4,915,819	(8,254,484)	(3,330,876)
Ending balance, shares at Jun. 30, 2020	774,052,603	4,988,000
Common Stock Issued for Compensation	$ 50		157,450		157,500
Net Income (loss)				(1,066,920)	(1,066,920)
Preferred Stock Conversion to Common Stock	$ 40	$ (40.00)
Preferred Stock Conversion to Common Stock, shares	4,000,000	(4,000,000)
Common Stock Conversion to Preferred Stock	$ (0)	$ 0.00
Common Stock Conversion to Preferred Stock, shares	(140)	140
Accrued Common Stock Issues for Compensation	$ 0		2		2
Accrued Common Stock Issues for Compensation, Shares	140
Ending balance, value at Sep. 30, 2020	$ 7,781	$ 10	4,915,821	(8,763,925)	(3,840,315)
Ending balance, shares at Sep. 30, 2020	778,052,603	988,140
Net Income (loss)				(509,441)	(509,441)
Common Stock Issued for Conversion of Convertible Debt	$ 83		112,191		112,274
Common Stock Issued for Conversion of Convertible Debt, shares	8,255,438
Ending balance, value at Dec. 31, 2020	$ 7,863	$ 10	5,028,012	(9,280,036)	(4,244,151)
Ending balance, shares at Dec. 31, 2020	786,308,041	988,140
Net Income (loss)				(516,111)	(516,111)
Beginning balance, value at Dec. 31, 2020	$ 7,863	$ 10	5,028,012	(9,280,036)	(4,244,151)
Ending balance, shares at Dec. 31, 2020	786,308,041	988,140
Warrants related to convertible note			1,052,571		1,052,571
Common Stock Issued for Conversion of Convertible Debt	$ 304		613,505		613,809
Common Stock Issued for Conversion of Convertible Debt, shares	30,418,798
Ending balance, value at Mar. 31, 2021	$ 8,257	$ 10	6,964,898	(11,099,761)	(4,126,597)
Ending balance, shares at Mar. 31, 2021	825,726,839	988,140
Net Income (loss)				(1,819,725)	(1,819,725)
Common Stock Issued for Acquisition	$ 90		270,810		270,900
Common Stock Issued for Acquisition, shares	9,000,000
Beginning balance, value at Dec. 31, 2020	$ 7,863	$ 10	5,028,012	(9,280,036)	(4,244,151)
Ending balance, shares at Dec. 31, 2020	786,308,041	988,140
Net Income (loss)					(2,192,939)
Ending balance, value at Jun. 30, 2021	$ 8,508	$ 10	7,473,822	(11,472,975)	(3,990,635)
Ending balance, shares at Jun. 30, 2021	850,772,637	988,140
Beginning balance, value at Mar. 31, 2021	$ 8,257	$ 10	6,964,898	(11,099,761)	(4,126,597)
Ending balance, shares at Mar. 31, 2021	825,726,839	988,140
Net Income (loss)					(373,214)
Common Stock Issued for Conversion of Convertible Debt	$ 250		508,924		509,174
Common Stock Issued for Conversion of Convertible Debt, shares	25,045,798
Ending balance, value at Jun. 30, 2021	$ 8,508	$ 10	$ 7,473,822	(11,472,975)	(3,990,635)
Ending balance, shares at Jun. 30, 2021	850,772,637	988,140
Net Income (loss)				$ (373,214)	$ (373,214)